Common Shares - The effects of the Corporation's purchase and cancellation of the common shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Deficit	$ (1,496)	$ (1,209)
NCIB Program
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	3,264,500
Par value per share	$ 7.02
Issued capital (Note 24)	$ 23
Weighted average share price	35
Deficit	12
Common shares
Disclosure of classes of share capital [line items]
Issued capital (Note 24)	$ 3,059	$ 3,094	$ 3,095